Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Profit or loss [abstract]
REVENUE	$ 19,364	$ 17,912
COST OF SALES	8,381	6,374
GROSS PROFIT	10,983	11,538
EXPENSES
Advertising and promotion	740	691
Amortization and depreciation	2,567	2,737
Asset impairment charge	167	0
Bad debt expense (recovery)	(2)	4
Consulting fees	1,225	348
Foreign exchange loss	4	163
Insurance	1,886	748
Interest and bank charges	334	517
Management fees	48	269
Office and general	1,165	1,443
Professional fees	2,615	1,428
Rent	168	191
Repairs and maintenance	210	134
Research and development	6,693	1,974
Salaries and benefits	6,581	5,600
Share-based payments	3,083	2,748
Telephone and utilities	48	68
Travel	199	74
Total expenses	27,731	19,137
Loss before other income (expenses) and income taxes	(16,748)	(7,599)
OTHER INCOME (EXPENSES)
Accretion	(85)	(346)
Grant income	55	1,895
Subsidy Income	20	844
Interest and other income	279	282
Unrealized foreign exchange gain (loss)	631	(1,071)
Other income (expenses)	900	1,604
Loss before income taxes	(15,848)	(5,995)
Income taxes	(861)	(1,345)
NET LOSS FOR THE YEAR	(16,709)	(7,340)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	(1,792)	(387)
COMPREHENSIVE LOSS FOR THE YEAR	$ (18,501)	$ (7,727)
NET LOSS PER SHARE – BASIC AND DILUTED	$ (0.85)	$ (0.45)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	19,688,487	16,474,350